Lease Right-of-Use Assets - Summary of Reconciliation of Lease Right of Use Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 49,887
Additions	9,977	$ 9,721
Ending Balance	78,372	49,887
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	82,739	75,602
Acquisition (Note 7)	32,432
Additions	11,202	10,875
Disposal	(10,064)	(3,227)
Currency translation effects	2,856	(511)
Ending Balance	119,165	82,739
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(32,852)	(21,418)
Depreciation charge	(15,818)	(13,842)
Disposal	9,274	2,249
Currency translation effects	(1,397)	159
Ending Balance	(40,793)	(32,852)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	38,182
Ending Balance	66,950	38,182
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	58,380	56,242
Acquisition (Note 7)	31,192
Additions	7,173	4,097
Disposal	(3,935)	(1,644)
Currency translation effects	1,297	(315)
Ending Balance	94,107	58,380
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(20,198)	(13,527)
Depreciation charge	(9,994)	(8,350)
Disposal	3,543	1,535
Currency translation effects	(508)	144
Ending Balance	(27,157)	(20,198)
Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	11,705
Ending Balance	11,422	11,705
Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	24,359	19,360
Acquisition (Note 7)	1,240
Additions	4,029	6,778
Disposal	(6,129)	(1,583)
Currency translation effects	1,559	(196)
Ending Balance	25,058	24,359
Equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(12,654)	(7,891)
Depreciation charge	(5,824)	(5,492)
Disposal	5,731	714
Currency translation effects	(889)	15
Ending Balance	$ (13,636)	$ (12,654)